Note 19 - Capital Stock (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Schedule of Stock by Class [Table Text Block]
	Subordinate Voting Shares		Multiple Voting Shares		Total Common Shares
	Number	Amount	Number	Amount	Number	Amount

Balances as at:
December 31, 2019	38,519,517	$441,780	1,325,694	$373	39,845,211	$442,153
December 31, 2020	38,863,742	457,620	1,325,694	373	40,189,436	457,993